Advances from Officer	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
ADVANCES FROM OFFICER

NOTE 7 - ADVANCES FROM OFFICER

During the year ended December 31, 2013, the Company received an aggregate of $64,000 of cash advances from an officer of the Company and made aggregate repayments of $64,000.  The advances were non-interest bearing and short-term in nature.